Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net Income	$ 494,614	$ 505,073	$ 576,299
Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	18,432,153	19,316,453	19,879,161
Effect of dilutive securities:
Dilutive effect of non-vested shares	48,000	69,000	25,000
Diluted weighted average common shares outstanding	18,480,301	19,384,879	19,903,655
Basic earnings per share (in dollars per share)	$ 26.83	$ 26.15	$ 28.99
Diluted earnings per share (in dollars per share)	$ 26.76	$ 26.05	$ 28.95